Accrued maintenance liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Movement in Accrued Maintenance Liability [Roll Forward]
Accrued maintenance liability at beginning of period	$ 1,750,395	$ 2,190,159
Maintenance payments received	163,280	194,779
Maintenance payments returned	(91,957)	(208,630)
Release to income other than upon sale	(140,047)	(224,207)
Lessor contribution, top-ups and other	(19,887)	65,365
Accrued maintenance liability at end of period	$ 1,648,197	$ 1,930,874